Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Schedule of Disclosure of Number and Weighted Average Exercise Prices of Rsus and Psus

	Number of RSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2022	3.2	$54.39
Granted	2.4	$62.94
Forfeited	(0.4)	$55.35
Vested	(1.1)	$55.28
Outstanding as of December 31, 2023	4.1	$58.87
Granted	3.5	$52.37
Forfeited	(0.3)	$54.64
Vested	(2.2)	$56.82
Outstanding as of December 31, 2024	5.1	$55.57

	Number of PSUs (in millions)	Weighted average grant date fair value
Outstanding as of December 31, 2022	0.5	$70.91
Granted	0.9	$69.73
Forfeited	(0.2)	$69.90
Outstanding as of December 31, 2023	1.2	$69.96
Granted	0.8	$53.50
Forfeited	—	$69.88
Vested	(0.2)	$70.23
Outstanding as of December 31, 2024	1.8	$62.46

Schedule of Fair Value Assumptions
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

	December 31, 2024	December 31, 2023
Expected volatility	49.10%	50.93%
Risk-free interest rate	4.48%	4.60%

Schedule of Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table shows a summary of the share option’s activity for the years ended December 31, 2024 and 2023.

	Number of Share options (in millions)	Weighted average exercise price per Share
Outstanding as of December 31, 2022	6.3	$10.02
Exercised	(4.5)	$10.02
Forfeited	(0.2)	$10.00
Outstanding as of December 31, 2023	1.6	$10.02
Exercised	(1.1)	$10.02
Outstanding as of December 31, 2024	0.5	$10.04
Exercisable balance as of December 31, 2024	0.5	$10.04

Schedule of Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following summarizes information about employees’ share options outstanding as of December 31, 2024:

Outstanding
Range of exercise prices	Number Outstanding (in millions)	Weighted average remaining contractual life (in years)
$10.04	0.5	3.89